REVENUE	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
REVENUE	REVENUE
The following table disaggregates revenues by our operating segments:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2026	2025	2026	2025
Utilities	$2,365	$2,187	$4,702	$4,317
Midstream	1,916	984	3,698	2,033
Data	1,129	1,108	2,265	2,147
Transport	1,072	1,150	2,118	2,324
Total	$6,482	$5,429	$12,783	$10,821
Substantially all of our partnership’s revenues are recognized over time as services are rendered.
The following table disaggregates revenues by geographical region:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2026	2025	2026	2025
U.S.	$2,225	$1,315	$4,416	$2,568
Canada	1,383	1,082	2,603	2,219
India	753	828	1,520	1,618
U.K.	504	607	1,082	1,252
Brazil	433	424	846	795
Colombia	336	304	639	610
France	132	170	279	365
Australia	135	114	261	229
Germany	135	117	251	207
Other	446	468	886	958
Total	$6,482	$5,429	$12,783	$10,821
Brookfield Infrastructure’s customer base is comprised predominantly of investment grade companies. Our revenues are well diversified by region and counterparty. For the three and six-month periods ended June 30, 2026, no customer made up greater than 10% of our partnership’s consolidated revenues. For the three and six-month periods ended June 30, 2025, no customer made up greater than 10% of our partnership’s consolidated revenues. Our partnership has completed a review of the credit risk of key counterparties. Based on their liquidity position, business performance, and aging of our accounts receivable, we do not have any significant changes in expected credit losses at this time. Our partnership continues to monitor the credit risk of our counterparties in light of the current economic environment.